Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	AMERICAN FUNDS INSURANCE SERIES
Central Index Key	0000729528
Amendment Flag	false
Document Creation Date	Nov. 30, 2017
Document Effective Date	Nov. 30, 2017
Prospectus Date	Nov. 30, 2017